Convertible Notes Payable (Details 4)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
8 % Convertible Secured Redeemable Note one
Conversion Date	May 10, 2018
Number of Shares of Common Stock | shares	1,380,379
Principal Converted | $	$ 20,000
Price per Share | $ / shares	$ 0.0145
8 % Convertible Secured Redeemable Note Two
Conversion Date	Jun. 07, 2018
Number of Shares of Common Stock | shares	2,065,291
Principal Converted | $	$ 18,000
Price per Share | $ / shares	$ 0.0087
8 % Convertible Secured Redeemable Note Four
Conversion Date	Jun. 22, 2018
Number of Shares of Common Stock | shares	2,058,329
Principal Converted | $	$ 17,000
Price per Share | $ / shares	$ 0.0083
8 % Convertible Secured Redeemable Note
Number of Shares of Common Stock | shares	5,503,999
Principal Converted | $	$ 55,000